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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 1.0%
CSL Ltd.	40,133	4,043,490
Belgium 2.1%
Anheuser-Busch InBev SA/NV	70,962	8,551,693
China 2.0%
Tencent Holdings Ltd.	202,300	8,074,599
France 1.8%
L’Oreal SA	36,086	7,480,031
Hong Kong 5.1%
AIA Group Ltd.	2,654,800	20,881,351
India 4.2%
HDFC Bank Ltd.	595,008	17,114,378
Ireland 1.8%
Ryanair Holdings PLC, ADR(a)	65,009	7,367,470
Japan 2.4%
Keyence Corp.	21,500	9,931,159
Netherlands 5.8%
RELX NV	706,194	14,863,951
Unilever NV-CVA	151,506	8,842,096
Total		23,706,047
Singapore 1.9%
Broadcom Ltd.	31,435	7,753,757
United Kingdom 12.1%
Aon PLC	97,006	13,403,319
British American Tobacco PLC	300,384	18,680,863
Compass Group PLC	438,726	9,360,090
Reckitt Benckiser Group PLC	79,161	7,696,557
Total		49,140,829
United States 58.3%
Activision Blizzard, Inc.	131,813	8,143,407
Adobe Systems, Inc.(a)	40,339	5,909,260
Alphabet, Inc., Class A(a)	22,190	20,980,645
Amazon.com, Inc.(a)	8,169	8,069,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Boston Scientific Corp.(a)	522,002	13,895,693
Charles Schwab Corp. (The)	192,637	8,264,127
Charter Communications, Inc., Class A(a)	14,404	5,645,072
Cintas Corp.	27,041	3,646,479
Comcast Corp., Class A	206,375	8,347,869
Cooper Companies, Inc. (The)	24,492	5,972,864
Dentsply Sirona, Inc.	97,845	6,069,325
Equifax, Inc.	93,722	13,630,928
Estee Lauder Companies, Inc. (The), Class A	44,589	4,413,865
Facebook, Inc., Class A(a)	40,542	6,861,734
Intercontinental Exchange, Inc.	103,168	6,882,337
MACOM Technology Solutions Holdings, Inc.(a)	126,550	7,662,603
MasterCard, Inc., Class A	157,890	20,178,342
Microsoft Corp.	113,272	8,234,874
PepsiCo, Inc.	103,446	12,062,838
Pool Corp.	52,479	5,674,029
S&P Global, Inc.	100,940	15,503,375
Thermo Fisher Scientific, Inc.	58,840	10,328,185
UnitedHealth Group, Inc.	44,192	8,476,468
Visa, Inc., Class A	200,209	19,932,808
Zoetis, Inc.	53,843	3,366,264
Total		238,152,566
Total Common Stocks (Cost $327,211,528)		402,197,370

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(b),(c)	5,829,951	5,829,951
Total Money Market Funds (Cost $5,829,609)		5,829,951
Total Investments (Cost $333,041,137)		408,027,321
Other Assets & Liabilities, Net		223,966
Net Assets		$408,251,287

Columbia Select Global Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	5,717,866	86,966,452	(86,854,367)	5,829,951	(767)	28,934	5,829,951
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
333,041,000	75,780,000	(794,000)	74,986,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
2	Columbia Select Global Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	4,043,490	—	—	4,043,490
Belgium	—	8,551,693	—	—	8,551,693
China	—	8,074,599	—	—	8,074,599
France	—	7,480,031	—	—	7,480,031
Hong Kong	—	20,881,351	—	—	20,881,351
India	—	17,114,378	—	—	17,114,378
Ireland	7,367,470	—	—	—	7,367,470
Japan	—	9,931,159	—	—	9,931,159
Netherlands	—	23,706,047	—	—	23,706,047
Singapore	7,753,757	—	—	—	7,753,757
United Kingdom	13,403,319	35,737,510	—	—	49,140,829
United States	238,152,566	—	—	—	238,152,566
Total Common Stocks	266,677,112	135,520,258	—	—	402,197,370
Money Market Funds	—	—	—	5,829,951	5,829,951
Total Investments	266,677,112	135,520,258	—	5,829,951	408,027,321
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Select Global Equity Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia European Equity Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.8%
Issuer	Shares	Value ($)
Belgium 4.2%
Anheuser-Busch InBev SA/NV	64,630	7,788,618
KBC Group NV	107,376	8,897,823
Total		16,686,441
Denmark 1.8%
Novo Nordisk A/S, Class B	168,750	7,201,540
Finland 2.2%
KONE OYJ, Class B	74,703	3,891,956
Sampo OYJ, Class A	87,213	4,772,914
Total		8,664,870
France 18.5%
Airbus Group SE	91,576	7,653,584
Amundi SA	114,710	8,867,332
BNP Paribas SA	150,151	11,654,990
Dassault Systemes	86,712	8,508,634
Essilor International SA	44,951	5,699,114
Legrand SA	83,120	5,746,413
L’Oreal SA	55,939	11,595,229
LVMH Moet Hennessy Louis Vuitton SE	22,871	5,758,788
Schneider Electric SE	50,368	3,956,162
VINCI SA	43,167	3,870,398
Total		73,310,644
Germany 12.7%
Adidas AG	38,425	8,779,093
Allianz SE, Registered Shares	49,376	10,521,239
Continental AG	23,820	5,371,743
Deutsche Telekom AG, Registered Shares	434,391	7,942,317
Fresenius Medical Care AG & Co. KGaA	99,702	9,417,396
LANXESS AG	37,733	2,913,269
SAP SE	52,051	5,525,902
Total		50,470,959
Ireland 8.7%
CRH PLC	264,279	9,264,689
Kingspan Group PLC	237,636	7,910,538
Ryanair Holdings PLC, ADR(a)	120,287	13,632,126
Smurfit Kappa Group PLC	123,561	3,668,095
Total		34,475,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.4%
Moncler SpA	157,074	4,220,935
Prysmian SpA	163,152	5,224,421
Total		9,445,356
Netherlands 8.2%
ASML Holding NV	56,686	8,599,494
Ferrari NV	32,228	3,399,300
ING Groep NV	496,821	9,301,385
RELX NV	524,794	11,045,849
Total		32,346,028
Norway 2.0%
DNB ASA	408,075	8,023,604
Spain 5.7%
Amadeus IT Group SA, Class A	152,782	9,415,748
Cellnex Telecom SA	273,564	6,153,058
Industria de Diseno Textil SA	172,435	6,856,681
Total		22,425,487
Sweden 5.7%
Atlas Copco AB, Class A	104,402	3,783,599
Nordea Bank AB	312,501	3,944,097
Svenska Handelsbanken AB, Class A	330,251	4,916,665
Volvo AB B Shares	577,889	9,820,205
Total		22,464,566
Switzerland 6.7%
Roche Holding AG, Genusschein Shares	56,322	14,264,707
Sika AG	1,773	12,220,947
Total		26,485,654
United Kingdom 21.0%
3i Group PLC	418,886	5,173,069
British American Tobacco PLC	161,319	10,032,419
Compass Group PLC	255,425	5,449,417
John Wood Group PLC	494,978	3,987,018
Prudential PLC	563,078	13,729,261
Rio Tinto PLC	171,900	7,983,534
Royal Dutch Shell PLC, Class B	202,082	5,737,815
St. James’s Place PLC	290,837	4,670,000
Standard Chartered PLC(a)	998,280	11,152,149

Columbia European Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia European Equity Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	265,320	15,127,987
Total		83,042,669
Total Common Stocks (Cost $333,642,286)		395,043,266

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(b),(c)	833,882	833,882
Total Money Market Funds (Cost $833,882)		833,882
Total Investments (Cost $334,476,168)		395,877,148
Other Assets & Liabilities, Net		159,155
Net Assets		$396,036,303
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	22	67,465,143	(66,631,283)	833,882	(381)	6,709	833,882
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
334,476,000	63,993,000	(2,592,000)	61,401,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia European Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia European Equity Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	16,686,441	—	—	16,686,441
Denmark	—	7,201,540	—	—	7,201,540
Finland	—	8,664,870	—	—	8,664,870
France	—	73,310,644	—	—	73,310,644
Germany	—	50,470,959	—	—	50,470,959
Ireland	13,632,126	20,843,322	—	—	34,475,448
Italy	—	9,445,356	—	—	9,445,356
Netherlands	—	32,346,028	—	—	32,346,028
Norway	—	8,023,604	—	—	8,023,604
Spain	—	22,425,487	—	—	22,425,487
Sweden	—	22,464,566	—	—	22,464,566
Switzerland	—	26,485,654	—	—	26,485,654
United Kingdom	—	83,042,669	—	—	83,042,669
Total Common Stocks	13,632,126	381,411,140	—	—	395,043,266
Money Market Funds	—	—	—	833,882	833,882
Total Investments	13,632,126	381,411,140	—	833,882	395,877,148
Columbia European Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia European Equity Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia European Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 17.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.9%
MARB BondCo PLC(b)
03/15/2024	7.000%		1,600,000	1,580,283
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%		2,400,000	2,494,404
Total				4,074,687
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%		2,100,000	2,292,308
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		3,800,000	4,070,484
Ghana 1.0%
Kosmos Energy Ltd.(b)
08/01/2021	7.875%		3,160,000	3,220,169
08/01/2021	7.875%		1,376,000	1,413,031
Total				4,633,200
Guatemala 2.2%
Comcel Trust(b)
02/06/2024	6.875%		3,300,000	3,480,979
Comcel Trust via Comunicaciones Celulares SA(b)
02/06/2024	6.875%		200,000	210,968
Energuate Trust(b)
05/03/2027	5.875%		3,300,000	3,392,133
Industrial Senior Trust(b)
11/01/2022	5.500%		2,877,000	2,920,149
Total				10,004,229
India 0.3%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%		1,200,000	1,196,618
Mexico 6.5%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		3,000,000	3,032,118
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		3,402,000	3,447,437
Cemex SAB de CV(b)
04/16/2026	7.750%		3,000,000	3,449,067
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	46,114,096	2,500,017
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Elementia SAB de CV(b)
01/15/2025	5.500%		3,700,000	3,869,079
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		5,224,000	5,459,498
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	2,645,778
Mexichem SAB de CV(b)
09/19/2042	6.750%		1,000,000	1,095,133
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		3,400,000	3,351,095
Total				28,849,222
Peru 1.1%
Banco de Credito del Peru(b),(c)
Subordinated
10/15/2022	7.170%	PEN	6,000,000	1,852,122
Volcan Cia Minera SAA(b)
02/02/2022	5.375%		3,000,000	3,105,588
Total				4,957,710
Russian Federation 0.5%
Lukoil International Finance BV(b)
11/02/2026	4.750%		2,100,000	2,163,861
Togo 0.6%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		2,900,000	2,906,209
Ukraine 1.7%
Kernel Holding SA(b)
01/31/2022	8.750%		3,700,000	4,028,960
MHP SA(b)
04/02/2020	8.250%		3,204,000	3,422,006
Total				7,450,966
United Kingdom 0.7%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		3,000,000	3,054,102
Uruguay 0.6%
ACI Airport SudAmerica SA(b)
11/29/2032	6.875%		2,456,250	2,485,384
Total Corporate Bonds & Notes (Cost $78,229,480)				78,138,980

Foreign Government Obligations(a),(d) 74.7%

Angola 0.5%
Angolan Government International Bond(b)
11/12/2025	9.500%		2,200,000	2,347,514

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 7.3%
Argentine Republic Government International Bond
04/22/2026	7.500%		2,200,000	2,369,627
01/26/2027	6.875%		2,491,000	2,562,723
07/06/2028	6.625%		1,100,000	1,098,584
07/06/2036	7.125%		1,500,000	1,481,982
Argentine Republic Government International Bond(c)
12/31/2033	8.280%		4,065,910	4,305,400
Argentine Republic Government International Bond(b)
06/28/2117	7.125%		2,700,000	2,452,424
Provincia de Buenos Aires(b)
06/15/2027	7.875%		6,665,000	6,801,906
Provincia de Cordoba(b)
06/10/2021	7.125%		2,052,000	2,148,820
09/01/2024	7.450%		5,125,000	5,334,761
08/01/2027	7.125%		4,300,000	4,209,102
Total				32,765,329
Azerbaijan 1.0%
Southern Gas Corridor CJSC(b)
03/24/2026	6.875%		4,000,000	4,403,556
Belarus 1.1%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		1,600,000	1,700,760
06/29/2027	7.625%		2,800,000	3,001,981
Total				4,702,741
Brazil 5.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	20,000,000	6,517,429
Brazilian Government International Bond
01/07/2041	5.625%		7,000,000	6,894,587
Petrobras Global Finance BV
01/27/2021	5.375%		2,287,000	2,350,002
05/23/2021	8.375%		3,200,000	3,605,466
05/23/2026	8.750%		3,800,000	4,462,944
Total				23,830,428
Colombia 0.9%
Colombia Government International Bond
02/26/2044	5.625%		1,500,000	1,648,287
Ecopetrol SA
09/18/2043	7.375%		2,000,000	2,195,034
Total				3,843,321
Costa Rica 1.1%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		4,500,000	4,763,817
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Croatia 1.3%
Croatia Government International Bond(b)
01/26/2024	6.000%		5,117,000	5,834,997
Dominican Republic 6.6%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		4,688,000	4,903,587
Dominican Republic International Bond(b)
07/05/2019	14.500%	DOP	109,000,000	2,499,866
01/08/2021	14.000%	DOP	226,239,000	5,263,672
01/25/2027	5.950%		3,300,000	3,521,714
04/20/2027	8.625%		4,320,000	5,208,006
04/30/2044	7.450%		6,000,000	7,022,028
01/27/2045	6.850%		900,000	981,980
Total				29,400,853
Ecuador 1.9%
Ecuador Government International Bond(b)
03/24/2020	10.500%		3,800,000	4,029,414
03/28/2022	10.750%		2,500,000	2,705,352
12/13/2026	9.650%		1,500,000	1,536,024
Total				8,270,790
Egypt 1.6%
Egypt Government International Bond(b)
01/31/2027	7.500%		2,200,000	2,367,385
04/30/2040	6.875%		2,400,000	2,301,521
01/31/2047	8.500%		2,400,000	2,611,077
Total				7,279,983
El Salvador 0.7%
El Salvador Government International Bond(b)
01/18/2027	6.375%		500,000	454,084
04/10/2032	8.250%		959,000	950,551
06/15/2035	7.650%		1,636,000	1,520,399
Total				2,925,034
Gabon 0.7%
Gabon Government International Bond(b)
12/12/2024	6.375%		3,279,527	3,209,955
Georgia 0.3%
Georgian Railway JSC(b)
07/11/2022	7.750%		1,372,000	1,503,967
Ghana 0.8%
Ghana Government International Bond(b)
10/14/2030	10.750%		2,900,000	3,612,112

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 1.1%
Honduras Government International Bond(b)
03/15/2024	7.500%		3,132,000	3,510,831
01/19/2027	6.250%		1,500,000	1,576,904
Total				5,087,735
Hungary 1.0%
Hungary Government International Bond
03/29/2041	7.625%		2,940,000	4,464,837
Indonesia 5.9%
Indonesia Government International Bond(b)
01/15/2024	5.875%		3,200,000	3,662,704
01/17/2038	7.750%		3,548,000	5,013,040
01/17/2038	7.750%		1,700,000	2,401,964
01/17/2042	5.250%		1,000,000	1,097,718
01/15/2045	5.125%		1,000,000	1,084,955
PT Pertamina Persero(b)
05/27/2041	6.500%		1,000,000	1,173,142
05/03/2042	6.000%		3,000,000	3,314,817
05/30/2044	6.450%		755,000	880,991
PT Perusahaan Listrik Negara(b)
11/22/2021	5.500%		7,103,000	7,787,665
Total				26,416,996
Ivory Coast 2.8%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		2,000,000	1,970,212
06/15/2025	5.125%	EUR	933,000	1,127,075
03/03/2028	6.375%		6,077,000	6,238,144
06/15/2033	6.125%		1,266,000	1,242,366
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		2,026,500	1,987,921
Total				12,565,718
Jamaica 0.7%
Jamaica Government International Bond
03/15/2039	8.000%		1,000,000	1,191,008
07/28/2045	7.875%		1,600,000	1,903,202
Total				3,094,210
Kazakhstan 0.9%
Kazakhstan Government International Bond(b)
07/21/2025	5.125%		950,000	1,045,248
07/21/2045	6.500%		2,400,000	2,895,094
Total				3,940,342
Mexico 8.5%
Comision Federal de Electricidad(b)
06/16/2045	6.125%		3,700,000	3,974,226
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexican Bonos
06/10/2021	6.500%	MXN	37,100,000	2,067,088
06/09/2022	6.500%	MXN	105,338,800	5,855,417
Petroleos Mexicanos(b)
11/24/2021	7.650%	MXN	54,300,000	2,941,622
09/12/2024	7.190%	MXN	3,440,000	173,143
03/13/2027	6.500%		2,880,000	3,177,916
03/13/2027	6.500%		1,800,000	1,982,336
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,502,943
06/02/2041	6.500%		5,453,000	5,619,393
01/23/2045	6.375%		6,300,000	6,367,372
09/21/2047	6.750%		3,000,000	3,156,753
Total				37,818,209
Nigeria 0.5%
Nigeria Government International Bond(b)
02/16/2032	7.875%		2,000,000	2,209,474
Pakistan 1.3%
Pakistan Government International Bond(b)
04/15/2024	8.250%		2,600,000	2,916,340
03/31/2036	7.875%		2,600,000	2,669,763
Total				5,586,103
Paraguay 1.0%
Paraguay Government International Bond(b)
03/27/2027	4.700%		1,212,000	1,257,992
08/11/2044	6.100%		2,900,000	3,265,322
Total				4,523,314
Peru 1.8%
Peruvian Government International Bond(b)
08/12/2028	6.350%	PEN	24,650,000	8,086,645
Russian Federation 5.0%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		5,579,000	5,642,734
Gazprom OAO Via Gaz Capital SA(b)
02/06/2028	4.950%		5,000,000	5,001,690
08/16/2037	7.288%		2,829,000	3,353,969
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	430,000,000	6,844,875
Sberbank of Russia Via SB Capital SA(b)
Subordinated
10/29/2022	5.125%		1,201,000	1,243,267
Total				22,086,535

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 1.1%
Senegal Government International Bond(b)
07/30/2024	6.250%	2,796,000	2,977,447
05/23/2033	6.250%	2,100,000	2,158,615
Total			5,136,062
Serbia 0.6%
Serbia International Bond(b)
09/28/2021	7.250%	2,500,000	2,901,003
Sri Lanka 0.9%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%	2,615,000	2,824,095
05/11/2027	6.200%	1,000,000	1,033,007
Total			3,857,102
Trinidad and Tobago 1.0%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	4,014,000	4,308,278
Tunisia 0.2%
Banque Centrale de Tunisie International Bond(b)
01/30/2025	5.750%	1,000,000	962,218
Turkey 4.8%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	1,517,000	1,575,731
09/23/2021	5.000%	1,000,000	1,023,630
Turkey Government International Bond
03/23/2023	3.250%	1,500,000	1,422,507
02/05/2025	7.375%	2,868,000	3,352,342
03/25/2027	6.000%	7,500,000	8,085,563
03/17/2036	6.875%	2,794,000	3,172,201
05/30/2040	6.750%	2,473,000	2,784,699
Total			21,416,673
Ukraine 0.3%
Ukraine Government International Bond(b)
09/01/2024	7.750%	1,200,000	1,198,584
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 2.7%
Petroleos de Venezuela SA(b)
05/16/2024	6.000%		32,627,059	10,889,281
11/15/2026	6.000%		3,772,636	1,230,822
Total				12,120,103
Virgin Islands 1.5%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		6,600,000	6,621,773
Total Foreign Government Obligations (Cost $322,088,731)				333,096,311

Treasury Bills 1.7%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.7%
Egypt Treasury Bills
06/12/2018	20.660%	EGP	156,000,000	7,386,528
Total Treasury Bills (Cost $7,326,066)				7,386,528

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(e),(f)	22,038,482	22,038,482
Total Money Market Funds (Cost $22,037,254)		22,038,482
Total Investments (Cost $429,681,531)		440,660,301
Other Assets & Liabilities, Net		5,156,180
Net Assets		$445,816,481

At July 31, 2017, securities and/or cash totaling $290,000 were pledged as collateral.
4	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	9/12/2017	933,000 EUR	1,088,101 USD	—	(18,948)
Standard Chartered	8/2/2017	19,570,000 BRL	5,862,265 USD	—	(413,489)
Standard Chartered	8/2/2017	6,201,870 USD	19,570,000 BRL	73,885	—
Standard Chartered	9/12/2017	19,570,000 BRL	6,155,056 USD	—	(70,580)
Total				73,885	(503,017)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Ultra Bond	28	USD	4,606,000	09/2017	31,895	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $310,307,248, which represents 69.60% of net assets.
(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	26,206,367	136,461,022	(140,628,907)	22,038,482	(1,140)	123,729	22,038,482
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
429,682,000	22,740,000	(11,761,000)	10,979,000
Columbia Emerging Markets Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	76,286,858	1,852,122	—	78,138,980
Foreign Government Obligations	—	333,096,311	—	—	333,096,311
Treasury Bills	—	7,386,528	—	—	7,386,528
Money Market Funds	—	—	—	22,038,482	22,038,482
Total Investments	—	416,769,697	1,852,122	22,038,482	440,660,301
Derivatives
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	73,885	—	—	73,885
Futures Contracts	31,895	—	—	—	31,895
Liability
Forward Foreign Currency Exchange Contracts	—	(503,017)	—	—	(503,017)
Total	31,895	416,340,565	1,852,122	22,038,482	440,263,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
7,966,818	—	—	7,966,818
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 10/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2017 ($)
Corporate Bonds & Notes	1,721,421	265	—	130,436	—	—	—	—	1,852,122
Foreign Government Obligations	7,966,818	—	—	—	—	—	—	(7,966,818)	—
Total	9,688,239	265	—	130,436	—	—	—	(7,966,818)	1,852,122
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2017 was $130,435, all of which are Corporate Bonds & Notes.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Emerging Markets Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.1%
Issuer	Shares	Value ($)
China 0.2%
Ctrip.com International Ltd., ADR(a)	37,700	2,251,821
Israel 2.6%
Check Point Software Technologies Ltd.(a)	68,360	7,231,121
CyberArk Software Ltd.(a)	57,700	2,404,936
Orbotech Ltd.(a)	391,714	13,890,179
Tower Semiconductor Ltd.(a)	151,601	3,964,366
Total		27,490,602
Japan 0.4%
Nintendo Co., Ltd., ADR	92,300	3,918,135
Singapore 7.2%
Broadcom Ltd.	307,996	75,970,293
United States 85.7%
Adobe Systems, Inc.(a)	25,600	3,750,144
Alphabet, Inc., Class A(a)	22,800	21,557,400
Alphabet, Inc., Class C(a)	27,143	25,256,562
Apple, Inc.	371,485	55,250,964
Applied Materials, Inc.	597,600	26,479,656
Arista Networks, Inc.(a)	73,541	10,978,936
Arris International PLC(a)	651,175	18,206,853
Cavium, Inc.(a)	364,947	22,604,817
Comcast Corp., Class A	222,900	9,016,305
CPI Card Group, Inc.	577,262	1,702,923
Cypress Semiconductor Corp.	135,600	1,925,520
DXC Technology Co.	133,792	10,486,617
eBay, Inc.(a)	540,600	19,315,638
Electronics for Imaging, Inc.(a)	284,163	13,804,639
Euronet Worldwide, Inc.(a)	56,174	5,426,970
Facebook, Inc., Class A(a)	99,400	16,823,450
Fidelity National Information Services, Inc.	40,900	3,730,898
Fortinet, Inc.(a)	347,193	12,814,894
GoDaddy, Inc., Class A(a)	116,157	4,992,428
Hewlett Packard Enterprise Co.	390,300	6,834,153
Inphi Corp.(a)	352,400	13,532,160
Integrated Device Technology, Inc.(a)	808,600	21,136,804
Keysight Technologies, Inc.(a)	113,000	4,699,670
Lam Research Corp.	573,659	91,475,664
Lattice Semiconductor Corp.(a)	1,885,926	13,126,045
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	652,862	29,666,049
Microchip Technology, Inc.	256,000	20,490,240
Micron Technology, Inc.(a)	1,772,500	49,842,700
Microsoft Corp.	122,000	8,869,400
Nuance Communications, Inc.(a)	1,905,457	32,964,406
NVIDIA Corp.	19,700	3,201,447
Okta, Inc.(a)	39,609	869,418
ON Semiconductor Corp.(a)	887,004	13,260,710
Oracle Corp.	541,900	27,057,067
PayPal Holdings, Inc.(a)	128,100	7,500,255
Priceline Group, Inc. (The)(a)	1,080	2,190,780
Qorvo, Inc.(a)	569,604	39,052,050
Salesforce.com, Inc.(a)	120,233	10,917,156
Skyworks Solutions, Inc.	30,081	3,154,594
Splunk, Inc.(a)	60,300	3,618,603
Synaptics, Inc.(a)	637,510	33,539,401
Synopsys, Inc.(a)	476,811	36,509,418
Tableau Software, Inc., Class A(a)	80,835	5,209,816
Teradyne, Inc.	973,999	33,690,625
TiVo Corp.	950,200	18,623,920
Travelport Worldwide Ltd.	643,700	9,204,910
Verint Systems, Inc.(a)	91,900	3,643,835
Visa, Inc., Class A	257,500	25,636,700
Western Digital Corp.	372,900	31,741,248
Xerox Corp.	457,800	14,040,726
Zynga, Inc., Class A(a)	1,066,800	3,851,148
Total		903,276,732
Total Common Stocks (Cost $698,569,380)		1,012,907,583

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(b),(c)	52,482,082	52,482,082
Total Money Market Funds (Cost $52,481,132)		52,482,082
Total Investments (Cost $751,050,512)		1,065,389,665
Other Assets & Liabilities, Net		(11,095,360)
Net Assets		$1,054,294,305

Columbia Seligman Global Technology Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	2,798,952	266,106,424	(216,423,294)	52,482,082	(6,245)	188,378	52,482,082
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
751,051,000	320,626,000	(6,287,000)	314,339,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
China	2,251,821	—	—	—	2,251,821
Israel	27,490,602	—	—	—	27,490,602
Japan	3,918,135	—	—	—	3,918,135
Singapore	75,970,293	—	—	—	75,970,293
United States	903,276,732	—	—	—	903,276,732
Total Common Stocks	1,012,907,583	—	—	—	1,012,907,583
Money Market Funds	—	—	—	52,482,082	52,482,082
Total Investments	1,012,907,583	—	—	52,482,082	1,065,389,665
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Seligman Global Technology Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Asia Pacific ex-Japan Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Australia 14.4%
Amcor Ltd.	20,775	255,023
Australia and New Zealand Banking Group Ltd.	23,267	551,641
BHP Billiton Ltd.	26,650	555,024
Commonwealth Bank of Australia	4,800	321,575
CSL Ltd.	4,617	465,173
Domino’s Pizza Enterprises Ltd.	3,882	165,497
James Hardie Industries PLC	12,299	188,320
LendLease Group	21,597	291,305
Link Administration Holdings Ltd.	20,539	126,620
Macquarie Group Ltd.	4,902	336,539
Rio Tinto Ltd.	10,281	541,968
Transurban Group	29,848	272,588
Westpac Banking Corp.	6,474	165,023
Total		4,236,296
China 27.7%
Alibaba Group Holding Ltd., ADR(a)	10,486	1,624,806
Anhui Conch Cement Co., Ltd., Class H	71,500	264,143
ANTA Sports Products Ltd.	84,000	287,978
Bank of China Ltd., Class H	822,000	404,270
China Construction Bank Corp., Class H	803,380	667,058
China Merchants Bank Co., Ltd., Class H	35,500	116,566
China Overseas Land & Investment Ltd.	72,000	243,921
China Petroleum & Chemical Corp., Class H	380,000	288,066
CNOOC Ltd.	204,000	228,330
CSPC Pharmaceutical Group Ltd.	136,000	211,932
Guangdong Investment Ltd.	100,000	140,724
JD.com, Inc., ADR(a)	8,088	365,335
Minth Group Ltd.	54,000	248,644
NetEase, Inc., ADR	777	241,864
PetroChina Co., Ltd., Class H	288,000	185,288
Ping An Insurance Group Co. of China Ltd., Class H	110,000	814,232
Tencent Holdings Ltd.	45,100	1,800,121
Total		8,133,278
Hong Kong 9.9%
AIA Group Ltd.	181,000	1,423,657
BOC Hong Kong Holdings Ltd.	86,000	422,817
CK Hutchison Holdings Ltd.	11,372	149,646
Galaxy Entertainment Group Ltd.	39,000	240,790
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsonite International SA	66,600	278,903
Sands China Ltd.	44,800	207,491
Techtronic Industries Co., Ltd.	40,500	179,954
Total		2,903,258
India 10.2%
Adani Ports & Special Economic Zone	37,609	231,987
Eicher Motors Ltd.	409	191,667
Godrej Consumer Products Ltd.	10,238	165,574
HDFC Bank Ltd.	16,659	479,167
ICICI Bank Ltd.	104,901	493,626
Larsen & Toubro Ltd.	13,158	244,873
Mahindra & Mahindra Ltd.	8,241	180,222
Maruti Suzuki India Ltd.	1,935	233,718
Reliance Industries Ltd.	15,638	393,654
Yes Bank Ltd.	7,113	200,618
Zee Entertainment Enterprises Ltd.	20,923	176,704
Total		2,991,810
Indonesia 3.3%
PT Astra International Tbk	359,300	214,986
PT Bank Rakyat Indonesia Persero Tbk	222,100	246,080
PT Indofood Sukses Makmur Tbk	168,100	105,652
PT Matahari Department Store Tbk	114,400	108,761
PT Telekomunikasi Indonesia Persero Tbk	857,900	301,525
Total		977,004
Malaysia 0.5%
Bursa Malaysia Bhd	56,500	136,714
Philippines 2.1%
Ayala Land, Inc.	232,600	193,583
Metro Pacific Investments Corp.	1,306,100	175,708
Metropolitan Bank & Trust Co.	150,594	259,706
Total		628,997
Singapore 1.9%
CapitaLand Ltd.	69,400	188,792
DBS Group Holdings Ltd.	23,932	381,802
Total		570,594

Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 16.9%
Doosan Bobcat, Inc.	4,466	141,245
E-MART, Inc., Class L	1,094	248,348
Hana Financial Group, Inc.	5,523	251,999
KB Financial Group, Inc.	5,850	311,046
LG Chem Ltd.	1,274	373,506
LG Innotek Co., Ltd.	1,933	258,858
LG Uplus Corp.	11,737	174,486
NAVER Corp.	316	226,896
NCSoft Corp.	578	186,431
POSCO	1,426	426,110
Samsung Electronics Co., Ltd.	816	1,754,792
Samsung Life Insurance Co., Ltd.	2,099	235,393
Samsung SDI Co., Ltd.	2,537	381,228
Total		4,970,338
Taiwan 10.5%
Cathay Financial Holding Co., Ltd.	131,000	213,450
Chroma ATE, Inc.	77,000	243,261
E.Sun Financial Holding Co., Ltd.	260,154	165,847
Hon Hai Precision Industry Co., Ltd.	196,000	762,259
Largan Precision Co., Ltd.	2,000	364,919
Taiwan Semiconductor Manufacturing Co., Ltd.	187,000	1,321,885
Total		3,071,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.9%
Kasikornbank PCL, Foreign Registered Shares	45,614	271,357
Total Common Stocks (Cost $19,086,029)		28,891,267

Warrants 1.7%

China 1.7%
Hangzhou Hikvision Digital Technology Co., Ltd(a),(b)	33,800	150,576
Inner Mongolia Yili Industrial Group Co., Ltd(a)	47,200	144,771
Wuliangye Yibin Co., Ltd.(a),(b)	24,613	204,011
Total		499,358
Total Warrants (Cost $455,864)		499,358

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(c),(d)	62,761	62,761
Total Money Market Funds (Cost $62,761)		62,761
Total Investments (Cost $19,604,654)		29,453,386
Other Assets & Liabilities, Net		(45,043)
Net Assets		$29,408,343

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $354,587, which represents 1.21% of net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	271,254	6,069,940	(6,278,433)	62,761	1	893	62,761
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, July 31, 2017 (Unaudited)
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
19,605,000	10,033,000	(185,000)	9,848,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	4,236,296	—	—	4,236,296
China	2,232,005	5,901,273	—	—	8,133,278
Hong Kong	—	2,903,258	—	—	2,903,258
India	—	2,991,810	—	—	2,991,810
Indonesia	—	977,004	—	—	977,004
Malaysia	—	136,714	—	—	136,714
Philippines	—	628,997	—	—	628,997
Singapore	—	570,594	—	—	570,594
South Korea	—	4,970,338	—	—	4,970,338
Taiwan	—	3,071,621	—	—	3,071,621
Thailand	—	271,357	—	—	271,357
Total Common Stocks	2,232,005	26,659,262	—	—	28,891,267
Warrants
China	—	499,358	—	—	499,358
Total Warrants	—	499,358	—	—	499,358
Money Market Funds	—	—	—	62,761	62,761
Total Investments	2,232,005	27,158,620	—	62,761	29,453,386
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 1.0%
Cronos Containers Program I Ltd.(a)
Series 2013-1A Class A
04/18/2028	3.080%	575,000	572,596
United States 3.1%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	260,583	256,639
CLI Funding V LLC(a)
Series 2013-1A
03/18/2028	2.830%	330,400	325,697
SBA Tower Trust(a)
04/16/2018	2.240%	900,000	899,520
TAL Advantage V LLC(a)
Series 2013-1A Class A
02/22/2038	2.830%	293,125	290,688
Total			1,772,544
Total Asset-Backed Securities — Non-Agency (Cost $2,361,312)			2,345,140

Commercial Mortgage-Backed Securities - Agency 3.9%

United States 3.9%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/2046	1.700%	374,958	355,719
Series 2013-33 Class AC
05/16/2046	1.744%	1,948,411	1,845,072
Total			2,200,791
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,307,105)			2,200,791

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

United States 3.0%
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	958,800	995,993
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	690,475	691,439
Total			1,687,432
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,649,236)			1,687,432

Corporate Bonds & Notes 34.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.7%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	425,000	424,782
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	7,000	7,507
Canada 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	20,000	20,099
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	19,281
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	5,000	5,423
01/15/2025	7.625%	17,000	18,650
MDC Partners, Inc.(a)
05/01/2024	6.500%	24,000	24,193
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	5,000	5,243
Teck Resources Ltd.(a)
06/01/2024	8.500%	7,000	8,116
Teck Resources Ltd.
07/15/2041	6.250%	56,000	60,801
Thomson Reuters Corp.
05/23/2043	4.500%	255,000	259,901
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	1,000	943
Valeant Pharmaceuticals International, Inc.(a)
12/01/2021	5.625%	7,000	6,351
03/15/2022	6.500%	6,000	6,331
05/15/2023	5.875%	71,000	61,275
03/15/2024	7.000%	31,000	33,018
04/15/2025	6.125%	52,000	44,247
Videotron Ltd.(a)
06/15/2024	5.375%	39,000	41,511
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	6,000	6,167
Total			621,550
France 0.2%
SFR Group SA(a)
05/15/2022	6.000%	50,000	52,297
05/01/2026	7.375%	46,000	49,808
SPCM SA(a)
09/15/2025	4.875%	11,000	11,305
Total			113,410

Columbia Global Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	7,000	7,532
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	45,000	47,432
Total			54,964
Ireland 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	48,000	53,125
02/15/2025	6.000%	13,000	13,862
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	8,000	8,160
02/15/2024	5.500%	10,000	10,204
Total			85,351
Italy 0.1%
Telecom Italia Capital SA
09/30/2034	6.000%	27,000	29,743
Luxembourg 0.1%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	17,000	17,524
INEOS Group Holdings SA(a)
08/01/2024	5.625%	19,000	19,647
Total			37,171
Netherlands 0.2%
Atotech USA, Inc.(a)
02/01/2025	6.250%	21,000	21,697
Constellium NV(a)
05/15/2024	5.750%	35,000	33,961
03/01/2025	6.625%	13,000	13,073
Sensata Technologies BV(a)
10/01/2025	5.000%	20,000	21,047
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	44,000	45,454
Total			135,232
Panama 0.2%
Ena Norte Trust(a)
04/25/2023	4.950%	113,862	117,800
Ukraine 0.5%
MHP SA(a)
04/02/2020	8.250%	250,000	267,011
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Kingdom 1.3%
Sky PLC(a)
09/16/2024	3.750%	670,000	692,357
Virgin Media Finance PLC(a)
01/15/2025	5.750%	47,000	49,010
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	14,000	14,573
Total			755,940
United States 29.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	15,000	15,563
02/15/2023	5.625%	4,000	4,173
03/01/2024	6.500%	13,000	14,027
AES Corp. (The)
05/15/2026	6.000%	11,000	11,844
Aircastle Ltd.
03/15/2021	5.125%	24,000	25,536
02/15/2022	5.500%	5,000	5,433
04/01/2023	5.000%	3,000	3,193
Allegion US Holding Co., Inc.
10/01/2021	5.750%	27,000	27,925
Ally Financial, Inc.
05/19/2022	4.625%	14,000	14,645
09/30/2024	5.125%	4,000	4,270
03/30/2025	4.625%	14,000	14,444
11/01/2031	8.000%	9,000	11,187
Alpine Finance Merger Sub LLC(a)
08/01/2025	6.875%	6,000	6,213
Altice US Finance I Corp.(a)
07/15/2023	5.375%	17,000	17,850
05/15/2026	5.500%	38,000	40,230
AMC Networks, Inc.
04/01/2024	5.000%	10,000	10,307
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	17,000	17,469
American Greetings Corp.(a)
02/15/2025	7.875%	3,000	3,268
Amsurg Corp.
07/15/2022	5.625%	10,000	10,419
Andeavor Logistics LP/Finance Corp.
10/15/2019	5.500%	7,000	7,358
10/15/2022	6.250%	14,000	14,904
05/01/2024	6.375%	17,000	18,497
01/15/2025	5.250%	29,000	31,014
Angus Chemical Co.(a)
02/15/2023	8.750%	24,000	24,660

2	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.
12/01/2020	8.750%	40,000	41,147
12/01/2022	7.875%	61,000	66,308
APX Group, Inc.(a),(b)
09/01/2023	7.625%	29,000	29,400
Aramark Services, Inc.
01/15/2024	5.125%	11,000	11,670
Asbury Automotive Group, Inc.
12/15/2024	6.000%	23,000	23,615
AT&T, Inc.
06/15/2045	4.350%	300,000	272,817
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	30,000	29,253
B&G Foods, Inc.
06/01/2021	4.625%	15,000	15,351
04/01/2025	5.250%	10,000	10,393
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	9,000	9,731
Berkshire Hathaway Energy Co.
02/01/2045	4.500%	70,000	76,814
Berry Plastics Corp.
05/15/2022	5.500%	10,000	10,431
10/15/2022	6.000%	10,000	10,647
07/15/2023	5.125%	42,000	44,062
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	2,000	1,995
Boyd Gaming Corp.
05/15/2023	6.875%	16,000	17,282
04/01/2026	6.375%	9,000	9,804
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	190,000	187,716
CalAtlantic Group, Inc.
12/15/2021	6.250%	14,000	15,604
11/15/2024	5.875%	8,000	8,678
06/01/2026	5.250%	2,000	2,077
06/15/2027	5.000%	12,000	12,237
Callon Petroleum Co.
10/01/2024	6.125%	10,000	10,385
Callon Petroleum Co.(a)
10/01/2024	6.125%	4,000	4,133
Calpine Corp.
01/15/2025	5.750%	25,000	23,340
Camelot Finance SA(a)
10/15/2024	7.875%	12,000	13,058
Carlson Travel, Inc.(a)
12/15/2023	6.750%	6,000	6,088
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	26,000	25,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	47,000	51,335
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	12,000	12,892
02/15/2026	5.750%	4,000	4,305
05/01/2026	5.500%	3,000	3,188
05/01/2027	5.125%	29,000	29,969
05/01/2027	5.875%	47,000	50,470
CD&R Waterworks Merger Sub LLC(a),(b)
08/15/2025	6.125%	4,000	4,080
CDK Global, Inc.(a)
06/01/2027	4.875%	8,000	8,222
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	15,000	15,835
Centene Corp.
02/15/2024	6.125%	28,000	30,430
01/15/2025	4.750%	47,000	49,051
CenturyLink, Inc.
12/01/2023	6.750%	32,000	34,021
04/01/2024	7.500%	19,000	20,662
04/01/2025	5.625%	2,000	1,977
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	24,000	24,465
12/15/2021	5.125%	15,000	15,344
07/15/2025	7.750%	13,000	14,510
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	19,000	19,666
Chemours Co. (The)
05/15/2023	6.625%	26,000	27,895
05/15/2025	7.000%	15,000	16,724
05/15/2027	5.375%	5,000	5,270
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	16,000	16,647
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	20,000	21,368
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	23,000	19,732
03/31/2023	6.250%	35,000	35,868
CMS Energy Corp.
11/15/2025	3.600%	85,000	87,408
02/15/2027	2.950%	225,000	218,074
ConAgra Foods, Inc.
09/15/2022	3.250%	345,000	348,184
Continental Resources, Inc.
09/15/2022	5.000%	21,000	20,848
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	41,000	43,814

Columbia Global Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
11/15/2021	6.750%	30,000	33,337
CSC Holdings LLC(a)
10/15/2025	6.625%	39,000	43,221
10/15/2025	10.875%	38,000	47,385
CSX Corp.
11/01/2046	3.800%	105,000	100,895
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	7,000	7,267
03/15/2027	5.375%	7,000	7,373
DaVita, Inc.
05/01/2025	5.000%	30,000	30,464
Delek Logistics Partners LP(a)
05/15/2025	6.750%	13,000	13,162
Diamondback Energy, Inc.
11/01/2024	4.750%	6,000	6,060
05/31/2025	5.375%	34,000	35,069
DISH DBS Corp.
06/01/2021	6.750%	6,000	6,626
07/15/2022	5.875%	24,000	26,147
03/15/2023	5.000%	21,000	21,806
11/15/2024	5.875%	11,000	11,952
07/01/2026	7.750%	53,000	63,479
DTE Energy Co.
06/01/2024	3.500%	246,000	251,246
Duke Energy Carolinas LLC
03/15/2046	3.875%	45,000	45,816
Dynegy, Inc.
11/01/2024	7.625%	15,000	14,924
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	4,000	4,159
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	21,000	22,116
Eldorado Resorts, Inc.
04/01/2025	6.000%	9,000	9,620
Emera US Finance LP
06/15/2046	4.750%	150,000	160,814
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
02/01/2025	6.000%	18,000	15,208
Energy Transfer Equity LP
06/01/2027	5.500%	68,000	71,433
Entegris, Inc.(a)
04/01/2022	6.000%	21,000	21,932
Enterprise Products Operating LLC
02/15/2045	5.100%	150,000	166,013
Envision Healthcare Corp.(a)
12/01/2024	6.250%	10,000	10,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	29,000	31,875
05/15/2027	5.375%	37,000	39,946
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	353,000	351,317
Extraction Oil & Gas, Inc.(a),(b)
05/15/2024	7.375%	14,000	14,464
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	13,000	13,600
First Data Corp.(a)
12/01/2023	7.000%	64,000	69,021
Five Corners Funding Trust(a)
11/15/2023	4.419%	295,000	320,662
Freeport-McMoRan, Inc.
03/01/2022	3.550%	10,000	9,744
03/15/2023	3.875%	20,000	19,352
11/14/2024	4.550%	34,000	33,175
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	14,000	14,923
Frontier Communications Corp.
01/15/2023	7.125%	18,000	14,686
01/15/2025	6.875%	40,000	31,583
09/15/2025	11.000%	20,000	18,308
FTI Consulting, Inc.
11/15/2022	6.000%	11,000	11,419
Gartner, Inc.(a)
04/01/2025	5.125%	24,000	25,380
Gates Global LLC/Co.(a)
07/15/2022	6.000%	29,000	29,632
Gibraltar Industries, Inc.
02/01/2021	6.250%	9,000	9,308
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	17,000	17,969
04/15/2026	5.375%	9,000	9,810
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	12,000	12,980
Group 1 Automotive, Inc.
06/01/2022	5.000%	8,000	8,193
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	13,000	13,068
Halcon Resources Corp.(a)
02/15/2025	6.750%	9,000	9,188
HCA, Inc.
05/01/2023	5.875%	40,000	43,649
04/15/2025	5.250%	66,000	71,556
06/15/2026	5.250%	14,000	15,142
02/15/2027	4.500%	26,000	26,608

4	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	10,000	10,703
Hertz Corp. (The)(a)
06/01/2022	7.625%	32,000	31,613
10/15/2024	5.500%	13,000	10,599
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	11,000	11,341
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	18,000	18,265
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	8,000	8,737
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	13,000	13,543
HUB International Ltd.(a)
10/01/2021	7.875%	53,000	55,407
IHS Markit Ltd.(a)
11/01/2022	5.000%	15,000	16,118
02/15/2025	4.750%	29,000	30,553
Indiana Michigan Power Co.
03/15/2023	3.200%	1,070,000	1,097,404
Informatica LLC(a)
07/15/2023	7.125%	12,000	12,231
International Game Technology PLC(a)
02/15/2022	6.250%	56,000	61,259
Interval Acquisition Corp.
04/15/2023	5.625%	23,000	23,870
iStar, Inc.
04/01/2022	6.000%	13,000	13,412
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	24,000	25,171
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	39,000	41,338
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	12,000	12,508
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	12,000	12,709
06/01/2027	4.750%	12,000	12,352
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	80,000	78,648
Kinder Morgan, Inc.
02/15/2046	5.050%	150,000	151,629
Koppers, Inc.(a)
02/15/2025	6.000%	6,000	6,397
L Brands, Inc.
11/01/2035	6.875%	15,000	14,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	8,000	8,321
11/01/2026	4.875%	17,000	17,642
Laredo Petroleum, Inc.
03/15/2023	6.250%	24,000	24,635
Lennar Corp.
04/30/2024	4.500%	19,000	19,757
Level 3 Communications, Inc.
12/01/2022	5.750%	16,000	16,609
Level 3 Financing, Inc.
02/01/2023	5.625%	6,000	6,251
05/01/2025	5.375%	28,000	29,759
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	500,000	534,391
Lithia Motors, Inc.(a)
08/01/2025	5.250%	3,000	3,092
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	10,000	10,243
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	9,000	9,591
Mallinckrodt International Finance SA/CB LLC(a)
10/15/2023	5.625%	4,000	3,816
04/15/2025	5.500%	9,000	8,301
Match Group, Inc.
06/01/2024	6.375%	25,000	27,329
MEDNAX, Inc.(a)
12/01/2023	5.250%	14,000	14,425
Meritage Homes Corp.
04/01/2022	7.000%	16,000	18,185
06/01/2025	6.000%	7,000	7,518
Meritage Homes Corp.(a)
06/06/2027	5.125%	9,000	9,121
MetLife, Inc.
09/15/2023	4.368%	735,000	808,288
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	10,000	10,893
09/01/2026	4.500%	10,000	10,099
MGM Resorts International
10/01/2020	6.750%	12,000	13,323
12/15/2021	6.625%	50,000	56,288
03/15/2023	6.000%	7,000	7,757
Microsemi Corp.(a)
04/15/2023	9.125%	10,000	11,504
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	11,000	11,181
Molson Coors Brewing Co.
07/15/2046	4.200%	200,000	197,408

Columbia Global Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	31,000	33,576
MSCI, Inc.(a)
08/01/2026	4.750%	15,000	15,602
Navient Corp.
01/25/2022	7.250%	20,000	21,983
06/15/2022	6.500%	5,000	5,327
03/25/2024	6.125%	19,000	19,717
10/25/2024	5.875%	12,000	12,262
Netflix, Inc.
02/15/2025	5.875%	59,000	66,200
Netflix, Inc.(a)
11/15/2026	4.375%	46,000	46,562
NFP Corp.(a)
07/15/2025	6.875%	14,000	14,236
NGPL PipeCo LLC(a),(b)
08/15/2022	4.375%	6,000	6,168
08/15/2027	4.875%	7,000	7,202
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	40,000	41,225
NiSource Finance Corp.
05/15/2047	4.375%	175,000	183,734
Novelis Corp.(a)
08/15/2024	6.250%	13,000	13,910
09/30/2026	5.875%	39,000	41,093
Novolex (a)
01/15/2025	6.875%	6,000	6,298
NRG Energy, Inc.
01/15/2027	6.625%	25,000	25,681
NRG Yield Operating LLC
08/15/2024	5.375%	49,000	51,384
09/15/2026	5.000%	21,000	21,329
NuStar Logistics LP
04/28/2027	5.625%	19,000	20,147
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	28,000	29,283
12/15/2021	7.250%	14,000	14,708
Oracle Corp.
07/15/2046	4.000%	285,000	289,832
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	38,000	39,785
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	14,000	15,505
Pacific Gas & Electric Co.
02/15/2044	4.750%	229,000	262,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	12,000	12,678
01/15/2025	5.375%	25,000	25,521
08/15/2025	5.250%	29,000	29,471
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	23,000	24,270
PDC Energy, Inc.(a)
09/15/2024	6.125%	30,000	31,120
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	400,000	408,701
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	13,000	13,458
Penske Automotive Group, Inc.
12/01/2024	5.375%	17,000	17,095
PetSmart, Inc.(a)
06/01/2025	5.875%	9,000	8,657
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	3,000	3,223
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	460,000	433,661
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	22,000	24,310
Post Holdings, Inc.(a)
03/01/2025	5.500%	7,000	7,384
08/15/2026	5.000%	33,000	33,870
03/01/2027	5.750%	32,000	34,014
PPL Capital Funding, Inc.
06/01/2023	3.400%	525,000	545,085
PQ Corp.(a)
11/15/2022	6.750%	50,000	54,119
Prestige Brands, Inc.(a)
03/01/2024	6.375%	26,000	27,913
Progress Energy, Inc.
04/01/2022	3.150%	1,325,000	1,355,911
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	11,000	11,382
PTC, Inc.
05/15/2024	6.000%	26,000	28,034
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	34,000	35,511
Quicken Loans, Inc.(a)
05/01/2025	5.750%	20,000	20,981
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	16,000	16,620
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	8,000	8,015

6	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	24,000	25,211
07/15/2024	7.000%	33,000	35,759
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	6,000	6,115
RSP Permian, Inc.(a)
01/15/2025	5.250%	44,000	44,659
SBA Communications Corp.
09/01/2024	4.875%	81,000	84,178
Scientific Games International, Inc.(a)
01/01/2022	7.000%	60,000	63,959
Scientific Games International, Inc.
12/01/2022	10.000%	28,000	31,276
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	23,000	24,725
12/15/2026	5.250%	4,000	4,216
Scripps Networks Interactive, Inc.
06/15/2025	3.950%	755,000	768,441
Sempra Energy
12/01/2023	4.050%	180,000	192,616
06/15/2024	3.550%	235,000	241,893
06/15/2027	3.250%	110,000	109,455
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	24,000	25,203
07/15/2026	5.375%	6,000	6,287
08/01/2027	5.000%	23,000	23,470
SM Energy Co.
06/01/2025	5.625%	7,000	6,598
09/15/2026	6.750%	32,000	31,822
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	20,000	23,028
Southern Co. (The)
07/01/2046	4.400%	180,000	187,902
Spectrum Brands, Inc.
11/15/2022	6.625%	32,000	33,461
07/15/2025	5.750%	23,000	24,642
Springleaf Finance Corp.
05/15/2022	6.125%	20,000	21,056
Springs Industries, Inc.
06/01/2021	6.250%	33,000	33,983
Sprint Communications, Inc.(a)
03/01/2020	7.000%	38,000	41,456
Sprint Corp.
06/15/2024	7.125%	5,000	5,518
02/15/2025	7.625%	97,000	109,398
SPX FLOW, Inc.(a)
08/15/2024	5.625%	6,000	6,217
08/15/2026	5.875%	24,000	24,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	25,000	25,947
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	15,000	15,394
Symantec Corp.(a)
04/15/2025	5.000%	19,000	19,884
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	7,000	7,154
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	16,000	15,824
03/15/2024	6.750%	22,000	23,819
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	41,000	42,545
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	22,000	23,438
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	180,000	184,996
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	15,000	14,718
Teleflex, Inc.
06/01/2026	4.875%	6,000	6,220
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	9,000	9,345
Tempur Sealy International, Inc.
10/15/2023	5.625%	10,000	10,442
Tenet Healthcare Corp.
04/01/2022	8.125%	3,000	3,219
06/15/2023	6.750%	19,000	18,848
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	22,000	21,981
05/01/2025	5.125%	18,000	18,101
08/01/2025	7.000%	10,000	9,872
T-Mobile USA, Inc.
01/15/2026	6.500%	57,000	63,399
Toll Brothers Finance Corp.
11/15/2025	4.875%	12,000	12,523
TransDigm, Inc.
05/15/2025	6.500%	47,000	49,446
06/15/2026	6.375%	26,000	27,158
United Rentals North America, Inc.
06/15/2023	6.125%	4,000	4,175
09/15/2026	5.875%	24,000	25,816
05/15/2027	5.500%	21,000	22,116
United Rentals North America, Inc.(b)
01/15/2028	4.875%	14,000	14,024
Univision Communications, Inc.(a)
02/15/2025	5.125%	20,000	20,041

Columbia Global Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Concrete, Inc.(a)
06/01/2024	6.375%	11,000	11,746
Valvoline, Inc.(a)
07/15/2024	5.500%	3,000	3,185
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	3,000	3,085
VeriSign, Inc.
05/01/2023	4.625%	14,000	14,374
04/01/2025	5.250%	24,000	25,660
VeriSign, Inc.(a)
07/15/2027	4.750%	12,000	12,177
Verizon Communications, Inc.
11/01/2042	3.850%	215,000	184,954
Virtu Financial(a)
06/15/2022	6.750%	5,000	5,254
Weatherford International Ltd.
06/15/2021	7.750%	16,000	16,432
06/15/2023	8.250%	3,000	3,064
WellCare Health Plans, Inc.
04/01/2025	5.250%	25,000	26,355
WESCO Distribution, Inc.
06/15/2024	5.375%	9,000	9,456
Whiting Petroleum Corp.
03/15/2021	5.750%	1,000	953
04/01/2023	6.250%	11,000	10,358
Williams Companies, Inc. (The)
01/15/2023	3.700%	20,000	19,785
06/24/2024	4.550%	68,000	70,326
WPX Energy, Inc.
01/15/2022	6.000%	65,000	66,724
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	11,000	11,233
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	49,000	51,941
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	9,000	10,209
Total			16,818,613
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	12,000	12,454
Total Corporate Bonds & Notes (Cost $18,818,510)			19,481,528

Foreign Government Obligations(d),(e) 38.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 1.5%
Argentine Republic Government International Bond
04/22/2021	6.875%		300,000	322,567
04/22/2026	7.500%		500,000	538,552
Total				861,119
Australia 1.2%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	740,000	698,074
Brazil 0.7%
Petrobras Global Finance BV
01/27/2021	5.375%		420,000	431,570
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		9,000	9,071
05/01/2025	5.000%		19,000	19,063
06/01/2027	5.250%		9,000	9,032
Total				37,166
Dominican Republic 1.5%
Dominican Republic International Bond(a)
04/20/2027	8.625%		700,000	843,890
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/2027	6.375%		125,000	113,521
Georgia 0.8%
Georgian Railway JSC(a)
07/11/2022	7.750%		400,000	438,474
Germany 1.6%
Bundesrepublik Deutschland(a),(f)
08/15/2026	0.000%	EUR	830,000	947,532
Guatemala 0.8%
Guatemala Government Bond(a)
06/06/2022	5.750%		400,000	435,930
Hungary 1.7%
Hungary Government International Bond
03/25/2024	5.375%		100,000	113,675
MFB Hungarian Development Bank(a)
10/21/2020	6.250%		800,000	884,676
Total				998,351

8	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.8%
Indonesia Government International Bond(a)
10/12/2035	8.500%		190,000	278,722
01/17/2038	7.750%		140,000	197,809
Total				476,531
Italy 0.0%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	283	487
Kazakhstan 0.5%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		250,000	264,883
Mexico 2.1%
Mexican Bonos
05/31/2029	8.500%	MXN	5,200,000	328,633
Mexico Government International Bond
09/27/2034	6.750%		270,000	346,705
Petroleos Mexicanos
01/24/2022	4.875%		500,000	522,393
Total				1,197,731
Philippines 0.3%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		140,000	152,853
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		100,000	110,033
Russian Federation 17.4%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		550,000	607,939
08/16/2037	7.288%		115,000	136,340
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	551,200,000	9,167,870
Total				9,912,149
Serbia 0.4%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	209,465
South Korea 1.2%
Korea Treasury Bond
06/10/2026	1.875%	KRW	800,000,000	697,733
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 2.5%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	635,000	807,523
10/31/2044	5.150%	EUR	346,000	597,052
Total				1,404,575
Trinidad and Tobago 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		450,000	482,991
United Arab Emirates 0.0%
DAE Funding LLC(a),(b)
08/01/2024	5.000%		13,000	13,268
United Kingdom 1.7%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	550,000	973,162
Zambia 0.4%
Zambia Government International Bond(a)
04/14/2024	8.500%		200,000	212,619
Total Foreign Government Obligations (Cost $20,632,735)				21,914,107

Residential Mortgage-Backed Securities - Non-Agency 0.9%

United States 0.9%
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-2 Class 1A3
11/25/2037	3.164%		516,453	510,294
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $524,395)				510,294

Senior Loans 0.1%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.1%
Ancestry.com Operations, Inc.(c),(g)
2nd Lien Term Loan
10/19/2024	9.480%		6,706	6,840
Chesapeake Energy Corp.(c),(g)
Tranche A Term Loan
08/23/2021	8.686%		22,759	24,415
Greeneden US Holdings I LLC(c),(g)
Tranche B1 Term Loan
12/01/2023	5.007%		6,965	7,013
Kronos, Inc.(c),(g)
2nd Lien Term Loan
11/01/2024	9.561%		11,000	11,403

Columbia Global Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(c),(g)
2nd Lien Term Loan
06/13/2025	8.459%	3,322	3,409
Serta Simmons Holdings, LLC(c),(g)
2nd Lien Term Loan
11/08/2024	9.179%	29,707	29,620
UFC Holdings LLC(c),(g)
2nd Lien Term Loan
08/18/2024	8.727%	2,000	2,039
Total			84,739
Total Senior Loans (Cost $82,086)			84,739

U.S. Treasury Obligations 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 7.4%
U.S. Treasury
02/28/2022	1.875%	2,940,000	2,951,127
02/15/2027	2.250%	1,250,000	1,246,041
Total			4,197,168
Total U.S. Treasury Obligations (Cost $4,177,537)			4,197,168
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(h),(i)	1,394,546	1,394,546
Total Money Market Funds (Cost $1,394,525)		1,394,546
Total Investments (Cost $51,947,441)		53,815,745
Other Assets & Liabilities, Net		3,228,538
Net Assets		$57,044,283

At July 31, 2017, securities and/or cash totaling $1,341,335 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	8/2/2017	55,000,000 HUF	210,373 USD	—	(3,763)
Barclays	8/2/2017	1,942,000 MXN	106,672 USD	—	(2,414)
Barclays	8/2/2017	2,392,000 SEK	291,146 USD	—	(5,121)
Barclays	8/2/2017	199,254 USD	55,000,000 HUF	14,881	—
Barclays	8/2/2017	109,398 USD	1,942,000 MXN	—	(312)
Barclays	8/2/2017	273,865 USD	2,392,000 SEK	22,402	—
Barclays	8/4/2017	158,000 CAD	126,466 USD	—	(268)
Barclays	8/4/2017	4,599,530 USD	5,865,000 CAD	104,850	—
Barclays	9/12/2017	1,942,000 MXN	108,685 USD	362	—
Barclays	9/12/2017	210,709 USD	55,000,000 HUF	3,836	—
Barclays	9/12/2017	291,801 USD	2,392,000 SEK	5,192	—
BNP Paribas	8/2/2017	150,000 NZD	112,363 USD	—	(287)
BNP Paribas	8/2/2017	107,961 USD	150,000 NZD	4,689	—
BNP Paribas	8/4/2017	1,442,099 USD	1,247,000 EUR	34,273	—
BNP Paribas	9/12/2017	112,283 USD	150,000 NZD	278	—
Citi	8/2/2017	133,000 AUD	105,905 USD	—	(495)
Citi	8/2/2017	2,200,000 DKK	345,524 USD	—	(4,669)
Citi	8/2/2017	650,000 MYR	152,047 USD	231	—
10	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at July 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/2/2017	5,500,000 THB	164,950 USD	—	(332)
Citi	8/2/2017	100,697 USD	133,000 AUD	5,703	—
Citi	8/2/2017	330,582 USD	2,200,000 DKK	19,611	—
Citi	8/2/2017	151,462 USD	650,000 MYR	354	—
Citi	8/2/2017	162,143 USD	5,500,000 THB	3,139	—
Citi	9/12/2017	105,848 USD	133,000 AUD	494	—
Citi	9/12/2017	346,313 USD	2,200,000 DKK	4,736	—
Citi	9/12/2017	152,047 USD	650,000 MYR	—	(423)
Citi	9/12/2017	165,223 USD	5,500,000 THB	100	—
Credit Suisse	8/2/2017	2,086,000 CAD	1,659,586 USD	—	(13,564)
Credit Suisse	8/2/2017	11,265,000 EUR	13,156,833 USD	—	(178,679)
Credit Suisse	8/2/2017	1,570,588 USD	2,086,000 CAD	102,562	—
Credit Suisse	8/2/2017	12,582,768 USD	11,265,000 EUR	752,743	—
Credit Suisse	8/4/2017	5,451,000 EUR	6,171,124 USD	—	(282,528)
Credit Suisse	8/4/2017	17,970,000 SEK	2,139,976 USD	—	(86,020)
Credit Suisse	8/4/2017	6,211,804 USD	5,451,000 EUR	241,847	—
Credit Suisse	8/4/2017	4,739,010 USD	41,053,000 SEK	346,345	—
Credit Suisse	9/12/2017	190,000 CAD	152,271 USD	—	(218)
Credit Suisse	9/12/2017	1,030,000 EUR	1,219,733 USD	—	(2,410)
Credit Suisse	9/12/2017	1,660,590 USD	2,086,000 CAD	13,579	—
Credit Suisse	9/12/2017	13,185,592 USD	11,265,000 EUR	180,862	—
Deutsche Bank	8/4/2017	3,406,000 GBP	4,390,125 USD	—	(104,087)
Deutsche Bank	8/4/2017	204,264 USD	156,000 GBP	1,578	—
HSBC	8/2/2017	1,189,808,000 JPY	10,712,428 USD	—	(79,970)
HSBC	8/2/2017	550,227,930 RUB	9,427,684 USD	225,009	—
HSBC	8/2/2017	10,761,562 USD	1,189,808,000 JPY	30,837	—
HSBC	8/2/2017	9,155,207 USD	550,227,930 RUB	47,468	—
HSBC	8/2/2017	138,671 USD	1,800,000 ZAR	—	(2,087)
HSBC	8/2/2017	1,800,000 ZAR	138,092 USD	1,508	—
HSBC	8/4/2017	5,908,000 AUD	4,574,813 USD	—	(151,457)
HSBC	8/4/2017	147,700 USD	185,000 AUD	296	—
HSBC	9/12/2017	130,000,000 JPY	1,179,459 USD	—	(2,017)
HSBC	9/12/2017	560,428,000 RUB	9,248,901 USD	—	(39,823)
HSBC	9/12/2017	10,731,221 USD	1,189,808,000 JPY	82,086	—
HSBC	9/12/2017	137,181 USD	1,800,000 ZAR	—	(1,571)
Morgan Stanley	8/2/2017	440,000 PLN	120,756 USD	—	(1,611)
Morgan Stanley	8/2/2017	115,826 USD	440,000 PLN	6,541	—
Morgan Stanley	9/12/2017	120,754 USD	440,000 PLN	1,609	—
Standard Chartered	8/2/2017	395,000 CHF	409,655 USD	1,154	—
Standard Chartered	8/2/2017	1,728,000 GBP	2,259,084 USD	—	(20,840)
Standard Chartered	8/2/2017	85,000,000 KRW	76,202 USD	245	—
Standard Chartered	8/2/2017	1,000,000 NOK	125,594 USD	—	(1,587)
Standard Chartered	8/2/2017	210,000 SGD	154,540 USD	—	(424)
Standard Chartered	8/2/2017	406,056 USD	395,000 CHF	2,445	—
Standard Chartered	8/2/2017	2,206,172 USD	1,728,000 GBP	73,752	—
Standard Chartered	8/2/2017	75,108 USD	85,000,000 KRW	849	—
Standard Chartered	8/2/2017	117,596 USD	1,000,000 NOK	9,585	—
Standard Chartered	8/2/2017	151,883 USD	210,000 SGD	3,081	—
Standard Chartered	8/4/2017	345,303,000 JPY	3,144,535 USD	12,094	—
Standard Chartered	8/4/2017	166,556,000 JPY	1,472,175 USD	—	(38,750)
Standard Chartered	8/4/2017	1,490,159 USD	166,556,000 JPY	20,766	—
Standard Chartered	8/4/2017	3,161,681 USD	345,303,000 JPY	—	(29,240)
Standard Chartered	9/12/2017	180,000 GBP	237,609 USD	—	(231)
Standard Chartered	9/12/2017	410,708 USD	395,000 CHF	—	(1,084)
Standard Chartered	9/12/2017	2,262,038 USD	1,728,000 GBP	21,223	—
Columbia Global Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at July 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	9/12/2017	76,233 USD	85,000,000 KRW	—	(321)
Standard Chartered	9/12/2017	125,704 USD	1,000,000 NOK	1,597	—
Standard Chartered	9/12/2017	154,641 USD	210,000 SGD	416	—
Total				2,407,208	(1,056,603)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	258	USD	63,564,750	12/2017	121,980	—
Australian 3-Year Bond	134	AUD	11,979,164	09/2017	—	(85,527)
Euro-Bobl	5	EUR	781,663	09/2017	—	(6,370)
Euro-BTP	9	EUR	1,451,529	09/2017	24,920	—
Euro-Buxl 30-Year	13	EUR	2,494,930	09/2017	—	(89,513)
Long Gilt	8	GBP	1,330,167	09/2017	10,914	—
U.S. Treasury 10-Year Note	138	USD	17,372,907	09/2017	—	(101,026)
U.S. Treasury 5-Year Note	9	USD	1,063,336	09/2017	2,095	—
U.S. Ultra Bond	1	USD	164,500	09/2017	1,139	—
Total			100,202,946		161,048	(282,436)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(258)	USD	(63,380,925)	12/2018	—	(300,466)
Australian 10-Year Bond	(1)	AUD	(103,164)	09/2017	2,196	—
Euro-Bund	(97)	EUR	(18,596,498)	09/2017	237,559	—
Total			(82,080,587)		239,755	(300,466)
Cleared interest rate swaps contracts outstanding at July 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month STIBOR	Fixed rate of -0.268%	5/8/2019	SEK	68,000,000	—	(6,358)
Morgan Stanley	Fixed rate of 2.420%	6-Month PLN-WIBOR	12/5/2021	PLN	32,000,000	145,635	—
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.430%	1/11/2022	HUF	1,020,000,000	—	(97,024)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.409%	1/31/2022	HUF	1,000,000,000	—	(87,049)
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	6/23/2026	CAD	2,300,000	—	(109,741)
Morgan Stanley	Fixed rate of 2.156%	3-Month USD LIBOR	5/22/2027	USD	3,426,000	—	(24,532)
Morgan Stanley	Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	7/19/2046	JPY	258,962,883	—	(397,226)
Total						145,635	(721,930)
12	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	6,500,000	263,503	(7,583)	323,926	—	—	(68,006)
Barclays	Republic of South Africa	6/20/2022	1.000	USD	675,000	25,344	(788)	34,039	—	—	(9,483)
Total								357,965	—	—	(77,489)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	5,050,000	—	(103,599)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	1,800,000	—	(10,818)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	4,960,000	—	(253,772)
Total						—	(368,189)
Credit default swap contracts outstanding at July 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	750,000	(85,009)	438	—	(89,955)	5,384	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $20,991,012, which represents 36.80% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Columbia Global Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	1,248,886	39,714,637	(39,568,977)	1,394,546	(190)	21,089	1,394,546
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
51,947,000	2,252,000	(383,000)	1,869,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
14	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	2,345,140	—	—	2,345,140
Commercial Mortgage-Backed Securities - Agency	—	2,200,791	—	—	2,200,791
Commercial Mortgage-Backed Securities - Non-Agency	—	1,687,432	—	—	1,687,432
Corporate Bonds & Notes	—	19,481,528	—	—	19,481,528
Foreign Government Obligations	—	21,914,107	—	—	21,914,107
Residential Mortgage-Backed Securities - Non-Agency	—	510,294	—	—	510,294
Senior Loans	—	84,739	—	—	84,739
U.S. Treasury Obligations	4,197,168	—	—	—	4,197,168
Money Market Funds	—	—	—	1,394,546	1,394,546
Total Investments	4,197,168	48,224,031	—	1,394,546	53,815,745
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,407,208	—	—	2,407,208
Futures Contracts	400,803	—	—	—	400,803
Swap Contracts	—	151,019	—	—	151,019
Columbia Global Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(1,056,603)	—	—	(1,056,603)
Futures Contracts	(582,902)	—	—	—	(582,902)
Swap Contracts	—	(1,167,608)	—	—	(1,167,608)
Total	4,015,069	48,558,047	—	1,394,546	53,967,662
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
16	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
01/29/2046	2.064%	750,000	723,985
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			723,985

Money Market Funds 100.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(b),(c)	58,132,517	58,132,517
Total Money Market Funds (Cost $58,132,235)		58,132,517
Total Investments (Cost: $58,879,188)		58,856,502
Other Assets & Liabilities, Net		(779,869)
Net Assets		58,076,633
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	8/16/2017	16,411,000 EUR	18,839,172 USD	—	(604,100)
Barclays	8/16/2017	19,120,128 USD	16,411,000 EUR	323,143	—
BNP Paribas	8/16/2017	236,485,000 NOK	28,999,995 USD	—	(1,086,682)
BNP Paribas	8/16/2017	17,691,850 USD	141,446,000 NOK	303,541	—
Citi	8/16/2017	424,656,000 SEK	51,182,895 USD	—	(1,459,982)
Citi	8/16/2017	22,072,213 USD	181,344,000 SEK	408,265	—
Credit Suisse	8/16/2017	37,798,000 AUD	30,035,122 USD	—	(197,455)
Credit Suisse	8/16/2017	12,595,000 GBP	16,528,041 USD	—	(98,443)
Credit Suisse	8/16/2017	29,809,225 USD	37,798,000 AUD	423,352	—
Credit Suisse	8/16/2017	16,422,746 USD	12,595,000 GBP	203,738	—
HSBC	8/16/2017	41,835,000 NZD	31,168,483 USD	—	(240,620)
HSBC	8/16/2017	48,332,397 USD	65,853,000 NZD	1,109,069	—
Morgan Stanley	8/16/2017	13,690,000 CAD	10,952,360 USD	—	(30,615)
Morgan Stanley	8/16/2017	10,948,497 USD	13,690,000 CAD	34,479	—
Standard Chartered	8/16/2017	15,297,000 EUR	17,969,845 USD	—	(153,592)
Standard Chartered	8/16/2017	29,957,653 USD	29,005,000 CHF	67,595	—
UBS	8/16/2017	3,173,150,000 JPY	28,623,936 USD	—	(178,039)
UBS	8/16/2017	40,227,197 USD	4,496,192,000 JPY	583,735	—
Total				3,456,917	(4,049,528)
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	66,611,700	42,583,191	(51,062,374)	58,132,517	(150)	352,874	58,132,517
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
58,879,000	—	(22,000)	(22,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	723,985	—	—	723,985
Money Market Funds	—	—	—	58,132,517	58,132,517
Total Investments	—	723,985	—	58,132,517	58,856,502
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,456,917	—	—	3,456,917
Liability
Forward Foreign Currency Exchange Contracts	—	(4,049,528)	—	—	(4,049,528)
Total	—	131,374	—	58,132,517	58,263,891
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017	3

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2017